Cover Page	May 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	Six Flags Entertainment Corporation/NEW
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42157
Entity Tax Identification Number	93-4097909
Entity Address, Address Line One	8701 Red Oak Blvd.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28217
City Area Code	704
Local Phone Number	414-4700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001999001
Amendment Flag	false